Significant Accounting Policies - Schedule of Useful Lives of the Assets (Details)	Dec. 31, 2024
Furniture and office equipment [Member]
Significant Accounting Policies - Schedule of Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	14 years
Leasehold Improvements [Member]
Significant Accounting Policies - Schedule of Useful Lives of the Assets (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of economic life or remaining lease term
Minimum [Member] | Computers [Member]
Significant Accounting Policies - Schedule of Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Research and Development (“R&D”) equipment [Member]
Significant Accounting Policies - Schedule of Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Maximum [Member] | Computers [Member]
Significant Accounting Policies - Schedule of Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Maximum [Member] | Research and Development (“R&D”) equipment [Member]
Significant Accounting Policies - Schedule of Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years